Expense Example {- Fidelity Simplicity RMD 2025 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774